Equipment (Details Narrative)					3 Months Ended		6 Months Ended	12 Months Ended
	May 13, 2022 shares	Jan. 31, 2022 USD ($)	Jan. 25, 2022 USD ($)	Oct. 09, 2020 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Property, Plant and Equipment [Line Items]
Depreciation					$ 78,457	$ 56,425	$ 106,808	$ 239,904	$ 123,956
Package description			The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits
Number of shares issue value | shares	10,416,667			5,572,980
Shares issued, price per share | (per share)				$ 0.49			$ 0.26		$ 0.04	$ 0.35	$ 0.05
Non Brokerageunits [Member]
Property, Plant and Equipment [Line Items]
Shares issued, price per share | $ / shares					$ 0.30
Exercise price of warrant | $ / shares					$ 0.37
Teck Resources Limited [Member]
Property, Plant and Equipment [Line Items]
Cash Acquired from Acquisition			$ 2,750,000
Payments to Acquire Businesses, Gross		$ 3,000,000
Nonrefundable deposit			$ 500,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 54,015	$ 29,830	$ 52,784	$ 133,526	$ 17,577